Other Assets (Parenthetical) (Detail) - iQIYI Member - CNY (¥) ¥ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2025	Dec. 31, 2024
Prepaid Expense And Other Assets [Line Items]
Loan due from PAG non current	¥ 114	¥ 523
Loan due from pag fixed interest rate percentage	4.50%	6.00%